Consolidated Statement of Changes in Equity - AUD ($)	Issued Capital	Reserves	Accumulated Losses	Total
Balance at Jun. 30, 2022	$ 88,436,263	$ 3,166,419	$ (68,425,281)	$ 23,177,401
Loss after income tax expense for the year			(3,786,507)	(3,786,507)
Other comprehensive income for the period		(1,012)		(1,012)
Total comprehensive loss for the period		(1,012)	(3,786,507)	(3,787,519)
Transactions with owners in their capacity as owners
Options/warrants issued/expensed		104,753		104,753
Options/warrants lapsed/expired		(156,392)	156,392
Performance rights issued/expensed		122,201		122,201
Balance at Jun. 30, 2023	88,436,263	3,235,969	(72,055,396)	19,616,836
Loss after income tax expense for the year			(6,936,957)	(6,936,957)
Other comprehensive income for the period		2,266		2,266
Total comprehensive loss for the period		2,266	(6,936,957)	(6,934,691)
Transactions with owners in their capacity as owners
Options/warrants issued/expensed		(11,932)		(11,932)
Performance rights exercised				67,780
Balance at Jun. 30, 2024	88,504,043	3,173,797	(78,968,396)	12,709,444
Transactions with owners in their capacity as owners
Unlisted options issued/expensed		15,231		15,231
Options/warrants exercised	67,780	(43,780)		24,000
Options/warrants forfeited		(23,957)	23,957
Loss after income tax expense for the year			(5,215,987)	(5,215,987)
Other comprehensive income for the period		(1,358)		(1,358)
Total comprehensive loss for the period		(1,358)	(5,215,987)	(5,217,345)
Shares issued, net of costs	272,713			272,713
Options/warrants issued/expensed		64,755		64,755
Options/warrants lapsed/expired		(1,741,178)	1,741,178
Performance rights issued/expensed		239,488		239,488
Performance rights exercised	96,000	(96,000)
Balance at Jun. 30, 2025	$ 88,872,756	$ 1,639,504	$ (82,443,205)	$ 8,069,055